Convertible Notes Payable (Details) - Schedule of convertible notes payable - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	$ 3,844,500	$ 665,000
Total convertible notes payable - derivative	723,235	723,235
Total convertible notes payable derivative and non-derivative	4,567,735	1,388,235
Less: debt discount	(119,764)	(339,654)
Total convertible notes payable, net of discount	4,447,971	1,048,581
Less: current portion of convertible notes payable	(3,947,971)	(1,048,581)
Long-term portion of convertible notes payable	500,000
Convertible Notes Payable One [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	165,000	165,000
Convertible Notes Payable Two [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	275,000	250,000
Convertible Notes Payable Three [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	275,000	250,000
Convertible Notes Payable Four [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	75,000
Convertible Notes Payable Five [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	75,000
Convertible Notes Payable Six [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	150,000
Convertible Notes Payable Seven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	2,250,000
Convertible Notes Payable Eight [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	230,000
Convertible Notes Payable Nine [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	230,000
Convertible Notes Payable Ten [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payables non-derivative	119,500
Convertible Notes Payable Eleven [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable - derivative	480,000	355,000
Convertible Notes Payable Twelve [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable - derivative	80,235	80,235
Convertible Notes Payable Thirteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable - derivative		175,000
Convertible Notes Payable Fourteen [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Total convertible notes payable - derivative	$ 163,000	$ 113,000